Offerings	Jan. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights to purchase Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) No separate registration fee is payable with respect to non-transferable subscription rights (the "Subscription Rights") being offered hereby since the Subscription Rights are being registered in the same registration statement as the shares of the Registrant's common stock, no par value ("Common Stock") underlying the subscription rights. (2) This registration statement relates to (a) the Subscription Rights to purchase shares of Common Stock and (b) shares of Common Stock issuable upon the exercise of the Subscription Rights; The securities registered hereunder include an indeterminate number of shares of common stock which shall have an aggregate initial offering price not to exceed $14,000,000. In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered; and Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights will not exceed $14,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	14,000,000
Maximum Aggregate Offering Price	$ 14,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,933.40
Offering Note	(1) No separate registration fee is payable with respect to non-transferable subscription rights (the "Subscription Rights") being offered hereby since the Subscription Rights are being registered in the same registration statement as the shares of the Registrant's common stock, no par value ("Common Stock") underlying the subscription rights. (2) This registration statement relates to (a) the Subscription Rights to purchase shares of Common Stock and (b) shares of Common Stock issuable upon the exercise of the Subscription Rights; The securities registered hereunder include an indeterminate number of shares of common stock which shall have an aggregate initial offering price not to exceed $14,000,000. In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered; and Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights will not exceed $14,000,000.